Basis of Presentation and General Information - Pro Forma Consolidated Financial Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Pro forma revenues	$ 177,654	$ 82,090
Pro forma operating income / (loss)	(10,296)	(1,172)
Pro forma net loss	$ (24,075)	$ (10,604)
Pro forma loss per share, basic and diluted	$ (0.27)	$ (0.15)